Share-Based Compensation - Options Valuation Assumptions (Details) - Share options	6 Months Ended
Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Risk-free interest rate, minimum	0.62%
Risk-free interest rate, maximum	1.14%
Expected volatility, minimum	80.04%
Expected volatility, maximum	81.55%
Expected dividend yield	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected option life (years)	5 years 3 months 7 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected option life (years)	6 years 29 days